EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Basic EPS from continuing operations [Abstract]
Income from continuing operations attributable to ONEOK available for common stock									$ 354,090	$ 251,058	$ 319,714
Shares									211,128	210,208	209,391
Basic (in dollars per share)	$ 0.43	$ 0.44	$ 0.41	$ 0.40	$ 0.13	$ 0.39	$ 0.36	$ 0.29	$ 1.68	$ 1.19	$ 1.53
Diluted EPS from continuing operations [Abstract]
Effect of options and other dilutive securities									$ 0	$ 0	$ 0
Effect of options and other dilutive securities, shares									1,255	333	1,036
Income from continuing operations attributable to ONEOK available for common stock and common stock equivalents									$ 354,090	$ 251,058	$ 319,714
Shares									212,383	210,541	210,427
Diluted (in dollars per share)	$ 0.43	$ 0.43	$ 0.40	$ 0.40	$ 0.12	$ 0.39	$ 0.36	$ 0.29	$ 1.67	$ 1.19	$ 1.52